Goodwill - Additional Information (Detail) $ in Millions			3 Months Ended
	Oct. 01, 2019 CAD ($) Basis_Points	Oct. 01, 2018	Sep. 30, 2018 CAD ($)
Disclosure of information for cash-generating units [line items]
Discounted Rate	10.30%
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 3
Description of projection		Terminal growth rates based on actual experience and market analysis. Projections are extrapolated beyond five years using a growth rate that does not exceed 3.0%.
Amount of recoverable amount exceeds carrying amount	$ 37.6
Weighted average discount rate	10.30%
Increase Decrease Weighted Average Discount Rate Cash Flow Projections | Basis_Points	50
Construction services group [member] | Discontinued operations [member]
Disclosure of information for cash-generating units [line items]
Goodwill impairment charge			$ 53.0
Top of range [member]
Disclosure of information for cash-generating units [line items]
Discounted Rate	16.30%	17.00%
Percentage of growth rate	3.00%	3.00%
Operating margin rates	9.00%
Weighted average discount rate	16.30%	17.00%
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Discounted Rate	8.70%	9.30%
Operating margin rates	7.40%
Weighted average discount rate	8.70%	9.30%